SCHEDULE OF COST OF SALES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes and other explanatory information [abstract]
Inventory			$ 3,296,218	$ 3,199,976
Consulting and services			418,035	468,959
Other			51,176	164,373
Cost of sales	$ 1,444,542	$ 1,243,334	$ 3,765,429	$ 3,833,308